Average Annual Total Returns - Delaware Healthcare Fund	Russell 3000 Index 1 year	Russell 3000 Index 5 years	Russell 3000 Index 10 years	Russell 3000® Healthcare Index 1 year	Russell 3000® Healthcare Index 5 years	Russell 3000® Healthcare Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	25.96%	15.16%	11.48%	2.87%	10.79%	10.92%	(1.79%)	8.33%	9.31%	(3.15%)	6.64%	7.57%	(0.18%)	6.40%	7.12%	2.49%	8.81%	9.14%	3.96%	9.35%	9.69%	4.45%	9.89%	10.23%